Business Segment and Geographic Information (Other Significant Items) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Depreciation and amortization	¥ 1,962,534	¥ 2,012,064	¥ 2,139,175
Capital investments for segment assets	1,870,106	1,987,124	2,145,064
Point program expense	136,752	144,062	116,359
Regional Communications Business [Member]
Depreciation and amortization	847,483	884,810	909,352
Capital investments for segment assets	806,953	874,204	879,313
Point program expense	7,760
Long Distance and International Communications Business [Member]
Depreciation and amortization	134,423	137,269	138,035
Capital investments for segment assets	135,452	129,010	140,057
Point program expense	2,145	1,842	1,634
Mobile Communications Business [Member]
Depreciation and amortization	698,690	706,942	809,715
Capital investments for segment assets	668,476	686,508	737,606
Point program expense	126,847	142,220	114,725
Data Communications Business [Member]
Depreciation and amortization	148,404	151,067	151,205
Capital investments for segment assets	139,070	162,571	180,068
Other Business Segment [Member]
Depreciation and amortization	127,419	125,165	123,549
Capital investments for segment assets	120,155	134,831	208,020
Total Segment Depreciation and Amortization [Member]
Depreciation and amortization	1,956,419	2,005,253	2,131,856
Elimination [Member]
Depreciation and amortization	¥ 6,115	¥ 6,811	¥ 7,319